DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

11. DEBT

Long-term debt

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	December 31, 2023	December 31, 2022

Secured Term Loan	$387,000	$430,000
Secured Revolving Credit Facility	10,000	10,000
Borrowings from Long-Term 24 Month Working Capital Facilities	11,479	11,942
Less: unamortized debt issuance costs	(5,170)	(6,727)
Total loans and borrowings	403,309	445,215
Less: current installments	(71,744)	(53,352)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$331,565	$391,863

2021 Secured Facilities Agreement

On November 4, 2021, the Company entered into a $860 million Secured Facilities Agreement (the “2021 Secured Facilities Agreement”) with Arab Petroleum Investments Corporation (“APICORP”), HSBC Bank Middle East Limited (“HSBC”), Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers, HSBC acting as bookrunner and global agent, HSBC and Mashreqbank PSC acting as coordinator, Saudi British Bank and Mashreqbank PSC acting as security agents, and NPS Bahrain for Oil & Gas Wells Services WLL, Gulf Energy SAOC, Energy Oilfield Supplies DMCC and National Petroleum Technology Company as borrowers. Effective September 2023, Sohar International Bank (‘Sohar’) acquired HSBC Oman, resulting in a transition of the lending facility from HSBC Oman to Sohar. Upon consummation of this transaction, the Company settled its existing debt obligations under the 2019 Secured Facilities Agreement. The refinancing was treated as a modification for accounting purposes with only third-party costs charged to the Consolidated Statements of Operations for the year ended December 31, 2021. Deferred debt issuance costs totaling $5.3 million and $8.6 million as of December 31, 2023, and December 31, 2022, respectively, have been assigned ratably to the term, revolving and working capital facilities and will be amortized to interest expense over periods of 6, 4, and 1 year(s), respectively. The amounts are shown as contra liabilities in the accompanying Consolidated Balance Sheets.

At inception, the $860 million Secured Facilities Agreement consisted of a $430 million term loan due by November 4, 2027 (the “Term Loan” or “Secured Term Loan”), a $80.0 million revolving credit facility due by November 4, 2025 (“RCF” or “Secured Revolving Credit Facility”), and a $350 million working capital facility that renews annually by mutual agreement of the Lenders and the Company.

Prior to September 2023, borrowings under the Term Loan and RCF facilities incurred interest at the rate of three-month LIBOR for U.S. dollar denominated borrowings or SIBOR for Saudi Arabia Riyal borrowings plus 2.6% to 3.0% per annum, varying based on the Company’s Net Debt / EBITDA ratio as defined in the 2021 Secured Facilities Agreement. Effective September 2023, the Company entered into an amendment to its Secured Facilities Agreement replacing LIBOR with the second overnight financing rate (“SOFR”) as the interest rate benchmark for U.S. dollar denominated borrowings. As of December 31, 2023, and December 31, 2022, this resulted in interest rates of 8.23% and 7.64%, respectively, for U.S. dollar denominated borrowings, and interest rates of 8.58% and 8.60%, respectively, for Saudi Arabian Riyal borrowings. No payments were due on the Term Loan until the first quarter of 2023 with final settlement by November 4, 2027. The Term Loan permits prepayment but once repaid, amounts may not be redrawn. As of December 31, 2023, and December 31, 2022, the Company had drawn $387.0 million and $430.0 million, respectively, of the Term Loan, and $10.0 million and $10.0 million, respectively, of the RCF.

The RCF was obtained for general corporate and working capital purposes including capital expenditure related requirements and acquisitions (including transaction related expenses). The RCF requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 25% of the margin on the facility lender’s available commitment for the relevant quarter. Under the terms of the RCF, the final settlement is due by November 4, 2025. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to November 4, 2025. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms. As of December 31, 2023, and December 31, 2022, the Company had $70.0 million and $70.0 million, respectively, available to be drawn under the RCF.

The 2021 Secured Facilities Agreement also includes a working capital facility of $325 million and $350 million as of December 31, 2023, and December 31, 2022, respectively, for issuance of letters of guarantee, letters of credit and refinancing letters of credit into debt over a period of no more than two years, which prior to September 2023 carried an interest rate equal to three-month LIBOR for U.S. dollar denominated borrowings or SIBOR for Saudi Arabia Riyal borrowings, for the applicable interest period, plus a margin of 1.25% to 1.5% per annum. Effective September 2023, the Company entered into an amendment to its Secured Facilities Agreement replacing LIBOR with the second overnight financing rate (“SOFR”) as the interest rate benchmark for U.S. dollar denominated borrowings. As of December 31, 2023, and December 31, 2022, this resulted in interest rates of 8.23% and 7.64%, respectively, for U.S. dollar denominated borrowings, and interest rates of 8.58% and 8.60%, respectively, for Saudi Arabian Riyal borrowings. The working facility requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of 0.3125% (25% of the margin) on the facility lender’s available commitment for the relevant quarter. As of December 31, 2023, and December 31, 2022, the Company had utilized $178.6 million and $252.9 million, respectively, under this working capital facility and the balance of $146.4 million and $97.1 million, respectively, was available to the Company.

The Company has also retained legacy bilateral working capital facilities from HSBC totaling $10.6 million and $10.6 million at December 31, 2023 and December 31, 2022, respectively, in Qatar ($10.3 million at December 31, 2023, $10.3 million at December 31, 2022), in the UAE ($0.2 million at December 31, 2023, and $0.2 million at December 31, 2022) and in Kuwait ($0.1 million at December 31, 2023 and $0.1 million at December 31, 2022). As of December 31, 2023, and December 31, 2022, the Company had utilized $3.9 million and $4.7 million, respectively, under this working capital facility and the balance of $6.7 million and $5.9 million, respectively, was available to the Company.

Utilization of the working capital facilities under both the legacy HSBC arrangement and 2021 Secured Facilities Agreement comprises letters of credit issued to vendors, guarantees issued to customers, vendors, and others, and short-term borrowings used to settle letters of credit. Once a letter of credit is presented for payment by the vendor, the Company at its election can settle the letter of credit from available cash or leverage short-term borrowings available under both the legacy HSBC arrangement and 2021 Secured Facilities Agreement that will be repaid quarterly over a period of up to two years. Until a letter of credit is presented for payment by the vendor, it is disclosed as an off-balance sheet obligation. For additional discussion of outstanding letters of credit and guarantees, see Note 14, Commitments and Contingencies.

The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00. As of December 31, 2023, the Company was in compliance with all financial and nonfinancial covenants under the 2021 Secured Facilities Agreement.

Short-term debt

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31,	December 31,
	2023	2022

Other short-term borrowings from working capital facilities	$49,001	$91,747
Less: unamortized debt issuance costs	(112)	(1,862)
Short-term debt, excluding current installments of long-term debt	$48,889	$89,885

Short-term borrowings primarily consist of financing for capital equipment and inventory purchases.

CIB Short-Term Debt

The Commercial International Bank Short-Term Debt facilities (collectively, “CIB Short-Term Debt”) include $2.8 million and $8.8 million in U.S. dollar letters of guarantee available at December 31, 2023, and December 31, 2022, respectively.

As of December 31, 2023, the Company had utilized $2.8 million in letters of guarantee with a balance of $0 (zero) million available to the Company. As of December 31, 2022, the Company had utilized $4.4 million in letters of guarantee with a balance of $4.4 million available to the Company.

Other debt information

Scheduled principal payments of long-term debt for periods subsequent to December 31, 2023, are as follows (in US$ thousands):

2024	$71,744
2025	78,735
2026	64,500
2027	193,500
Total	$408,479